PRINCIPAL ACCOUNTING POLICIES - Additional Information (Details) $ in Thousands			12 Months Ended
	Jan. 01, 2023	Jan. 01, 2018 USD ($)	Dec. 31, 2024 CNY (¥) segment	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	May 31, 2023 CNY (¥)
Foreign currency translation
Cash, cash equivalents, and restricted cash			¥ 22,768,000,000		¥ 21,495,000,000
Current expected credit losses
Retained earnings			8,644,581,000		9,137,727,000		$ 1,184,302
Expected credit loss provision			138,806,000	$ 19,016	182,779,000	¥ 285,394,000
Short-term and long-term advances to suppliers
Provision for advance to suppliers			0		0	0
Provision for loss on long-term contracts			¥ 0		¥ 0	0
Percentage of estimated residential value.			5		10		5
Net income			¥ 13,487,000	1,848	¥ 6,452,554,000	1,565,139,000
Decrease in net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders			54,540,000	$ 7,473	3,447,443,000	620,506,000
Held-for-sale liabilities			0		1,117,005,000		$ 0
Interest Capitalization
Interest expenses			1,203,871,000		1,242,793,000	1,150,128,000
Interest and other income			¥ 415,000,000		554,000,000	589,000,000
Revenue recognition
Period of customers to make full payment			90 days	90 days
Period of customers to make payment after delivery			180 days	180 days
Retain percentage, minimum			5.00%	5.00%
Retain percentage, maximum			10.00%	10.00%
Retainage			¥ 16,000,000		16,000,000	23,000,000
Capitalized contract cost			¥ 0		0	0
Practical expedients and exemption			true	true
Number of reportable segments | segment			1	1
Warranty cost
Product defect, minimum warranty			5 years	5 years
Product defect, maximum warranty			10 years	10 years
Product decline, minimum warranty			10 years	10 years
Product decline, maximum warranty			25 years	25 years
Product decline, minimum percentage			10.00%	10.00%
Product decline, maximum percentage			20.00%	20.00%
Product failure rate over warranty period			1.00%	1.00%
Past years matching actual claims with expected estimates.			2 years	2 years
Warranty liability			¥ 989,000,000		387,000,000
Accrue (reversal) to selling and marketing expense						75,000,000
Warranty cost expenses			1,265,000,000		1,372,000,000	773,000,000
Utilization of warranty accruals			278,000,000		222,000,000	212,000,000
Uncertain tax positions			0		0
Government grants
Subsidy income			2,449,000,000	$ 335,479	1,175,498,000	1,089,435,000
Government grants related to assets			1,553,000,000		2,827,000,000	1,469,000,000
Adjustments to additional paid in capital			¥ 738,000,000		43,000,000	0
Convenience translation
Exchange rate			7.2993				7.2993
Third parties
Current expected credit losses
Expected credit loss provision, current			¥ 829,410,000		685,231,000	584,000,000
Discontinued operations, held-for-sale | Target
Short-term and long-term advances to suppliers
Consideration agreed					¥ 4,300,000,000
Total			1,814,000,000
Held-for-sale liabilities			1,117,000,000
Held-for sale assets and liabilities | Target
Short-term and long-term advances to suppliers
Consideration agreed			1,106,000,000
Percentage of ownership interest agreed to sell					100.00%
Consideration receivable upon achieved agreed performance target					¥ 1,600,000,000
Consideration receivable upon sign-off of all related transaction documents					1,200,000,000
Consideration receivable upon completion of business registration with related authorities					¥ 1,500,000,000
Percentage of consideration receivable upon achieved agreed performance target for each year					25.00%
Consideration receivable upon achieved agreed performance target for each year					¥ 400,000,000
Threshold cumulative net profit to be achieved by target company during target period			2,000,000,000
Held-for sale assets and liabilities | Land use right and buildings located in Yuhuan, Zhejiang
Short-term and long-term advances to suppliers
Consideration agreed								¥ 236,000,000
Total			189,000,000
Held-for sale assets and liabilities | Disposal Of Machinery And Equipment Located In Yiwu, Zhejiang Province And Chuzhou, Anhui Province
Short-term and long-term advances to suppliers
Consideration agreed			58,000,000
Total			58,000,000
ASC 606
Revenue recognition
Retainage			0		7,000,000	400,000
ASC 606 | Adjustment
Revenue recognition
Retained earnings | $		$ 0
ASU No. 2016-13
Current expected credit losses
Expected credit loss provision, current			919,000,000		779,000,000	600,000,000
Expected credit loss provision, non-current assets			¥ 1,000,000		2,000,000	2,000,000
Expected credit loss provision					183,000,000	285,000,000
Electricity
Warranty cost
Product failure rate over warranty period			3.00%	3.00%
Shipping and Handling
Cost of revenue
Cost of electricity sales			¥ 4,425,000,000		4,226,000,000	5,161,000,000
Revenue from generated electricity
Short-term and long-term advances to suppliers
Incidental revenue			¥ 0		0	47,000,000
Minimum
Revenue recognition
Percentage of domestic customers to make full payment			90.00%	90.00%
Retainage Period			1 year	1 year
Percentage of revenue recognized		90.00%
Maximum
Revenue recognition
Percentage of domestic customers to make full payment			95.00%	95.00%
Retainage Period			2 years	2 years
Percentage of revenue recognized		95.00%
Construction projects of continuing operation
Interest Capitalization
Capitalized interest expenses			¥ 61,000,000		¥ 72,000,000	¥ 71,000,000
Buildings
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life			20 years				20 years
Machinery and equipment | Minimum
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life			3 years				3 years
Reviewed estimate of useful life					10 years
Machinery and equipment | Maximum
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life			10 years				10 years
Reviewed estimate of useful life	6 years		6 years	6 years
Furniture, fixture and office equipment | Minimum
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life			3 years				3 years
Furniture, fixture and office equipment | Maximum
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life			5 years				5 years
Motor vehicles | Minimum
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life			4 years				4 years
Motor vehicles | Maximum
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life			5 years				5 years
Land use rights
Interest Capitalization
Intangible asset, useful life, minimum			50 years	50 years
Intangible asset, useful life, maximum			70 years	70 years
Purchased software and trademark registration fees
Interest Capitalization
Intangible asset, useful life, minimum			5 years	5 years
Intangible asset, useful life, maximum			10 years	10 years